FINANCIAL SERVICES	12 Months Ended
Feb. 02, 2018
Receivables [Abstract]
FINANCIAL SERVICES
FINANCIAL SERVICES

The Company offers or arranges various financing options and services for its customers in North America, Europe, Australia, and New Zealand through Dell Financial Services and its affiliates ("DFS"). The key activities of DFS include originating, collecting, and servicing customer receivables primarily related to the purchase of Dell Technologies products and services. In some cases, DFS also offers financing on the purchase of third-party technology products that complement the Dell Technologies portfolio of products and services. New financing originations were $6.3 billion and $4.5 billion for the fiscal years ended February 2, 2018 and February 3, 2017, respectively. The increases in new financing originations and financing receivables during the fiscal year ended February 2, 2018 were attributable to growth in the DFS offerings related to customer purchases of products and services from the EMC acquired businesses.

In June 2017, as part of the global expansion of Dell Technologies' captive financing model, the Company purchased a portfolio of customer fixed-term financing receivables totaling approximately $89 million from Bank of Queensland. Bank of Queensland was previously the Company's preferred financing partner in Australia and New Zealand.

Financing Receivables

The Company's financing receivables are aggregated into the following categories:

•
Revolving loans — Revolving loans offered under private label credit financing programs provide qualified customers with a revolving credit line for the purchase of products and services offered by Dell Technologies. These private label credit financing programs are referred to as Dell Preferred Account ("DPA") and Dell Business Credit ("DBC"). The DPA product is primarily offered to individual consumer customers, and the DBC product is primarily offered to small and medium-sized commercial customers. Revolving loans in the United States bear interest at a variable annual percentage rate that is tied to the prime rate. Based on historical payment patterns, revolving loan transactions are typically repaid within twelve months on average.

•
Fixed-term sales-type leases and loans — The Company enters into sales-type lease arrangements with customers who seek lease financing. Leases with business customers have fixed terms of generally two to four years. Future maturities of minimum lease and associated financing payments as of February 2, 2018 were as follows: Fiscal 2019 - $2,210 million; Fiscal 2020 - $1,449 million; Fiscal 2021 - $717 million; Fiscal 2022 - $198 million; Fiscal 2023 and beyond - $48 million. Future maturities and associated financing payments referenced herein represent the aggregate payments under the customer lease contract. The Company also offers fixed-term loans to qualified small businesses, large commercial accounts, governmental organizations, educational entities, and certain individual consumer customers. These loans are repaid in equal payments including interest and have defined terms of generally three to five years.

The following table summarizes the components of the Company's financing receivables segregated by portfolio segment as of February 2, 2018 and February 3, 2017:

	February 2, 2018			February 3, 2017
	Revolving	Fixed-term	Total	Revolving	Fixed-term	Total
	(in millions)
Financing receivables, net:
Customer receivables, gross	$900	$6,282	$7,182	$1,009	$4,530	$5,539
Allowances for losses	(81)	(64)	(145)	(91)	(52)	(143)
Customer receivables, net	819	6,218	7,037	918	4,478	5,396
Residual interest	—	606	606	—	477	477
Financing receivables, net	$819	$6,824	$7,643	$918	$4,955	$5,873
Short-term	$819	$3,100	$3,919	$918	$2,304	$3,222
Long-term	$—	$3,724	$3,724	$—	$2,651	$2,651

The following table presents the allowance for financing receivable losses as of February 2, 2018, February 3, 2017, and January 29, 2016, and changes in the allowance for financing receivable losses for the respective periods:

	Revolving	Fixed-term	Total
	(in millions)
Allowance for financing receivable losses:
Balances as of January 29, 2016	$118	$58	$176
Charge-offs, net of recoveries	(91)	(17)	(108)
Provision charged to income statement	64	11	75
Balances as of February 3, 2017	91	52	143
Charge-offs, net of recoveries	(84)	(17)	(101)
Provision charged to income statement	74	29	103
Balances as of February 2, 2018	$81	$64	$145

The following table summarizes the aging of the Company's customer financing receivables, gross, including accrued interest, as of February 2, 2018 and February 3, 2017, segregated by class:

	February 2, 2018				February 3, 2017
	Current	Past Due 1 — 90 Days	Past Due > 90 Days	Total	Current	Past Due 1 — 90 Days	Past Due > 90 Days	Total
	(in millions)
Revolving — DPA	$633	$59	$23	$715	$715	$66	$27	$808
Revolving — DBC	162	19	4	185	175	22	4	201
Fixed-term — Consumer and Commercial	5,414	775	93	6,282	3,994	506	30	4,530
Total customer receivables, gross	$6,209	$853	$120	$7,182	$4,884	$594	$61	$5,539

The increase in the Company's fixed-term past due balances was attributable to administrative processes for larger transactions, and, to a lesser extent, additional originations from the EMC merger transaction, and does not indicate a deterioration in the credit quality of the portfolio.

Credit Quality

The following table summarizes customer receivables, gross, including accrued interest, by credit quality indicator segregated by class, as of February 2, 2018 and February 3, 2017. The categories shown in the table below segregate customer receivables based on the relative degrees of credit risk. The credit quality indicators for DPA revolving accounts are measured primarily as of each quarter-end date, while all other indicators are generally updated on a periodic basis.

For DPA revolving receivables shown in the table below, the Company makes credit decisions based on proprietary scorecards, which include the customer's credit history, payment history, credit usage, and other credit agency-related elements. The higher quality category includes prime accounts generally of a higher credit quality that are comparable to U.S. customer FICO scores of 720 or above. The mid-category represents the mid-tier accounts that are comparable to U.S. customer FICO scores from 660 to 719. The lower category is generally sub-prime and represents lower credit quality accounts that are comparable to U.S. customer FICO scores below 660. For the DBC revolving receivables and fixed-term commercial receivables shown in the table below, an internal grading system is utilized that assigns a credit level score based on a number of considerations, including liquidity, operating performance, and industry outlook. The grading criteria and classifications for the fixed-term products differ from those for the revolving products as loss experience varies between these product and customer groups. The credit quality categories cannot be compared between the different classes as loss experience varies substantially between the classes.

	February 2, 2018				February 3, 2017
	Higher	Mid	Lower	Total	Higher	Mid	Lower	Total
	(in millions)
Revolving — DPA	$131	$223	$361	$715	$136	$244	$428	$808
Revolving — DBC	$48	$58	$79	$185	$61	$60	$80	$201
Fixed-term — Consumer and Commercial (a)	$3,334	$1,828	$1,120	$6,282	$2,232	$1,428	$870	$4,530

____________________

(a)
During the three months ended May 5, 2017, the Company modified its credit scoring methodology for fixed-term financing receivables in response to changes in its go-to-market strategy. This methodology has been modified to a single, consistent, and comparable model across all fixed-term product customers. In connection with this change, the Company has recategorized existing fixed-term customers and has recast prior period credit quality categories to align with the current period presentation.

DFS Debt

The Company maintains programs which facilitate the funding of financing receivables in the capital markets in North America, Europe, Australia, and New Zealand. The following table summarizes DFS debt as of the periods indicated.

	February 2, 2018	February 3, 2017
	(in millions)
DFS U.S. debt
Securitization facilities	$1,498	$1,481
Fixed-term securitization offerings	2,034	1,364
Other	32	4
Total DFS U.S. debt	3,564	2,849
DFS international debt
Securitization facility	404	233
Other structured facilities	628	382
Note payable	200	—
Total DFS international debt	1,232	615
Total DFS debt	$4,796	$3,464
Total short-term DFS debt	$3,327	$2,088
Total long-term DFS debt	$1,469	$1,376

DFS U.S. Debt

Securitization Facilities — The Company maintains separate securitization facilities in the United States for fixed-term leases and loans and revolving loans. This debt is collateralized solely by the U.S. financing receivables in the facilities. The debt has a variable interest rate and the duration of this debt is based on the terms of the underlying financing receivables. As of February 2, 2018, the total debt capacity related to the U.S. securitization facilities was $2.1 billion. The Company enters into interest swap agreements to effectively convert a portion of its securitization debt from a floating rate to a fixed rate. See Note 9 of the Notes to the Consolidated Financial Statements for additional information about interest rate swaps.

The Company's U.S. securitization facility for revolving loans is effective through June 10, 2018. The Company's U.S. securitization facility for fixed-term leases and loans was renewed on February 12, 2018 and is now effective through February 22, 2020.

The securitization facilities contain standard structural features related to the performance of the securitized receivables which include defined credit losses, delinquencies, average credit scores, and minimum collection requirements. In the event one or more of these criteria are not met and the Company is unable to restructure the facility, no further funding of receivables will be permitted and the timing of the Company's expected cash flows from over-collateralization will be delayed. As of February 2, 2018, these criteria were met.

Fixed-Term Securitization Offerings — The Company periodically issues asset-backed debt securities under fixed-term securitization programs to private investors. The asset-backed debt securities are collateralized solely by the U.S. fixed-term financing receivables in the offerings, which are held by SPEs, as discussed below. The interest rate on these securities is fixed and ranges from 0.53% to 3.61%, and the duration of these securities is based on the terms of the underlying financing receivables.

DFS International Debt

Securitization Facility — The Company maintains a securitization facility in Europe for fixed-term leases and loans. This facility is effective through January 13, 2019. As of February 2, 2018, the total debt capacity related to the international securitization facility was $751 million.

The securitization facility contains standard structural features related to the performance of the securitized receivables which include defined credit losses, delinquencies, average credit scores, and minimum collection requirements. In the event one or more of these criteria are not met and the Company is unable to restructure the program, no further funding of receivables will be permitted and the timing of the Company's expected cash flows from over-collateralization will be delayed. As of February 2, 2018, these criteria were met.

Other Structured Facilities — In connection with the Company's international financing operations, the Company has entered into revolving structured financing debt programs related to its fixed-term lease and loan products sold in Canada, Europe, Australia, and New Zealand. The Canadian facility, which is collateralized solely by Canadian financing receivables, had a total debt capacity of $183 million as of February 2, 2018, and is effective through January 16, 2023. The European facility, which is collateralized solely by European financing receivables, had a total debt capacity of $500 million as of February 2, 2018, and is effective through December 14, 2020. The Australia and New Zealand facility, which is collateralized solely by the Australia and New Zealand financing receivables, had a total debt capacity of $96 million as of February 2, 2018, and is effective through January 29, 2020.

Note Payable — On November 27, 2017, the Company entered into an unsecured credit agreement to fund receivables in Mexico. The aggregate principal amount of the note payable is $200 million. The note will bear interest at either LIBOR plus 2.25%, for the borrowings denominated in U.S. dollars, or the Mexican Interbank Equilibrium Interest Rate ("TIIE") plus 2.00%, for the borrowings denominated in Mexican pesos. The note will mature on December 1, 2020. Although the note is unsecured, the Company intends to manage the note in the same manner as its structured financing programs, so that the collections from financing receivables in Mexico will be used to pay down principal and interest of the note.

Variable Interest Entities

In connection with the securitization facilities discussed above, the Company transfers certain U.S. and European customer financing receivables to Special Purpose Entities ("SPEs") that meet the definition of a Variable Interest Entity ("VIE") and are consolidated, along with the associated debt, into the Consolidated Financial Statements, as the Company is the primary beneficiary of those VIEs. These SPEs are bankruptcy-remote legal entities with separate assets and liabilities. The purpose of these SPEs is to facilitate the funding of customer receivables in the capital markets.

The following table shows financing receivables held by the consolidated VIEs as of the respective dates:

	February 2, 2018	February 3, 2017
	(in millions)
Financing receivables held by consolidated VIEs, net:
Short-term, net	$2,572	$2,227
Long-term, net	1,981	1,381
Financing receivables held by consolidated VIEs, net	$4,553	$3,608

Financing receivables transferred via securitization through SPEs were $3.9 billion and $3.3 billion for the fiscal years ended February 2, 2018 and February 3, 2017, respectively.

Some of the SPEs have entered into financing arrangements with multi-seller conduits that, in turn, issue asset-backed debt securities in the capital markets. The DFS debt outstanding, which is collateralized by the financing receivables held by the consolidated VIEs, was $3.9 billion and $3.1 billion as of February 2, 2018 and February 3, 2017, respectively. The Company's risk of loss related to securitized receivables is limited to the amount by which the Company's right to receive collections for assets securitized exceeds the amount required to pay interest, principal, and fees and expenses related to the asset-backed securities. The Company provides credit enhancement to the securitization in the form of over-collateralization.

Financing Receivable Sales

To manage certain concentrations of customer credit exposure, the Company may sell selected fixed-term financing receivables to unrelated third parties on a periodic basis. The amount of financing receivables sold was $683 million and $321 million for the fiscal years ended February 2, 2018 and February 3, 2017, respectively. The increase in financing receivable sales during the fiscal year ended February 2, 2018 was primarily attributable to the growth in customer syndications related to the financing of products and services from the EMC acquired businesses.